LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES
4. LEASES
FET and the FET Subsidiaries primarily lease fiber optics, land and other property and equipment under cancellable and noncancellable leases.
ATSI has a ground lease with the Ohio Companies and FE PA under an operating lease agreement. Land use is rented to ATSI under the terms and conditions of a ground lease. ATSI, the Ohio Companies and FE PA reserve the right to use (and to permit authorized others to use) the land for any purpose that does not cause a violation of electrical safety code or applicable law, or does not impair ATSI’s ability to satisfy its service obligations. Additional uses of such land for ATSI’s facilities requires prior written approval from the applicable operating companies. ATSI purchases directly any new property acquired for transmission use. ATSI makes fixed quarterly lease payments for the ground lease of approximately $5 million through December 31, 2049, unless terminated prior to maturity, or extended by ATSI for up to 10 additional successive periods of 50 years each.
MAIT has a ground lease with FE PA under an operating lease agreement. FE PA reserves the right to use (and to permit authorized others to use) the land for any purpose that does not cause a violation of electrical safety code or applicable law, or does not impair MAIT’s ability to satisfy its service obligations. Additional uses of such land for MAIT’s facilities requires prior written approval from the applicable operating company. MAIT purchases directly any new property acquired for transmission use. MAIT makes variable quarterly lease payments through January 1, 2043, unless terminated prior to maturity, or extended by MAIT for up to two additional successive periods of 25 years each and one successive term of 24 years. MAIT’s lease payment for the ground lease was approximately $4 million in 2024, 2023 and 2022. MAIT does not have an operating lease liability or asset associated with this agreement as the lease payments are variable.
FET and the FET Subsidiaries account for leases under,
“Leases (Topic 842)
”. Leases with an initial term of 12 months or less are recognized as lease expense on a straight-line basis over the lease term and not recorded on the balance sheet. Most leases include one or more, options to renew, with renewal terms that can extend the lease term from 1 to 40 years, and certain leases include options to terminate. The exercise of lease renewal options is at FET and the FET Subsidiaries sole discretion. Renewal options are included within the lease liability if they are reasonably certain based on various factors relative to the contract. Certain leases also include options to purchase the leased property or a right of first offering if the lessor would decide to sell the leased property. The depreciable life of leased assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise. FET and the FET Subsidiaries have elected a policy to not separate lease components from non-lease
components for all asset classes.
Finance leases for assets used in regulated operations are recognized in FET’s Consolidated Statement of Income such that amortization of the right-of-use
asset and interest on lease liabilities equals the expense recorded for ratemaking purposes. All operating lease expenses are recognized in Other operating expense. The components of lease expense were as follows:

	For the Years Ended December 31,
(In millions)	2024	2023	2022
Operating lease costs (1)	$38	$34	$28
Finance lease costs:
Amortization of right-of-use assets	1	1	1
Interest on lease liabilities	—	—	—

Total finance lease cost	1	1	1

Total lease cost	$39	$35	$29

(1)	Includes $17 million, $13 million and $7 million of short-term lease costs for the years ended December 31, 2024, 2023 and 2022, respectively.
Supplemental balance sheet information related to leases was as follows:

(In millions)	Financial Statement Line Item	As of December 31, 2024	As of December 31, 2023
Assets
Operating lease assets (1)	Operating lease right-of-use asset	$412	$413
Finance lease assets (2)	Property, plant and equipmen t	15	16

Total leased assets		$427	$429

Liabilities
Current:
Operating	Other current liabilities	$6	$6
Noncurrent:
Operating	Noncurrent operating lease obligation	406	406

Total leased liabilities		$412	$412

(1)	Operating lease assets are recorded net of accumulated amortization of $4 million and $3 million as of December 31, 2024 and 2023, respectively.
(2)	Finance lease assets are recorded net of accumulated amortization of $5 million and $4 million as of December 31, 2024 and 2023, respectively.

Supplemental cash flow information related to leases was as follows:

Cash paid for amounts included in the measurement of lease liabilities	For the Year Ended December 31,
(In millions)	2024	2023	2022
Operating cash flows from operating leases	$21	$21	$21
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$1	$—	$—
Lease terms and discount rates were as follows:

	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
Weighted-average remaining lease terms (years)
Operating leases	74.6	75.7	76.7
Finance leases	14.6	15.4	16.5
Weighted-average discount rate (1)
Operating leases	5.00%	5.00%	5.00%

(1)
When an implicit rate is not readily determinable, an incremental borrowing rate is utilized, determining the present value of lease payments. The rate is determined based on expected term and information available at the commencement date.

Maturities of lease liabilities as of December 31, 2024, were as follows:

(In millions)	Operating Leases
2025	$21
2026	21
2027	21
2028	21
2029	21
Thereafter	1,459

Total lease payments	1,564
Less imputed interest	1,152

Total net present value	$412